Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Equity portion of convertible debentures [Member]	Reserves [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2019	$ 12,984,796	$ 383,094	$ 5,342,510	$ (89,368)	$ (18,706,668)	$ (85,636)
Balance (shares) at Mar. 31, 2019						13,458,208
Shares issued in private placement of units	4,000,000					$ 4,000,000
Shares issued in private placement of units (shares)						1,873,536
Share issuance costs	(463,411)					$ (463,411)
Shares issued for exercise of warrants	66,624		(18,209)			$ 48,415
Shares issued for exercise of warrants (shares)						17,857
Fair value of stock options exercised	277,455		(116,768)			$ 160,687
Fair value of stock options exercised (shares)						119,292
Shares issued for conversion of debentures	27,261	(3,588)				$ 23,673
Shares issued for conversion of debentures (shares)						17,857
Share-based payments			308,106			$ 308,106
Cumulative translation reserve at Mar. 31, 2020				(20,824)		(20,824)
Net loss for the year					(5,145,966)	(5,145,966)
Balance at Mar. 31, 2020	16,892,725	379,506	5,515,639	(110,192)	(23,852,634)	$ (1,174,956)
Balance (shares) at Mar. 31, 2020						15,486,750
Shares issued for cash	37,700,000					$ 37,700,000
Shares issued for cash (shares)						1,885,000
Share issuance costs	(2,948,718)					$ (2,948,718)
Shares issued for exercise of warrants	5,357,775		(772,408)			$ 4,585,367
Shares issued for exercise of warrants (shares)						1,672,028
Fair value of stock options exercised	467,755		(164,869)			$ 302,886
Fair value of stock options exercised (shares)						145,537
Shares issued for conversion of debentures	3,720,199	(315,506)				$ 3,404,693
Shares issued for conversion of debentures (shares)						1,703,240
Reclassify matured convertible debentures not converted		$ (64,000)			64,000
Share-based payments			2,098,761			$ 2,098,761
Cumulative translation reserve at Mar. 31, 2021				21,169		21,169
Net loss for the year					(7,836,754)	$ (7,836,754)
Net fractional shares as a result of share consolidation (shares)						5
Balance at Mar. 31, 2021	61,189,736		6,677,123	(89,023)	(31,625,388)	$ 36,152,448
Balance (shares) at Mar. 31, 2021						20,892,560
Share issuance costs	(27,329)					$ (27,329)
Shares issued for exercise of warrants	7,305,834		(994,161)			$ 6,311,673
Shares issued for exercise of warrants (shares)						1,925,656
Fair value of stock options exercised	2,365,880		(1,139,621)			$ 1,226,259
Fair value of stock options exercised (shares)						329,822
Fair value of stock options forfeited			(276,000)		276,000
Share-based payments			5,771,475			$ 5,771,475
Cumulative translation reserve at Mar. 31, 2022				(39,413)		(39,413)
Net loss for the year					(15,009,920)	(15,009,920)
Balance at Mar. 31, 2022	$ 70,834,121		$ 10,038,816	$ (128,436)	$ (46,359,308)	$ 34,385,193
Balance (shares) at Mar. 31, 2022						23,148,038